Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000155756 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$74.00	0.74%

Expenses Paid, Amount	$ 74.00
Expense Ratio, Percent	0.74%
Net Assets	$ 463,000,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$463M
Total number of portfolio holdings	441
Total advisory fee paid	$1.6M
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Weatherford International PLC	1.78%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.51%
Moog Inc Class A	1.34%
Vontier Corp	1.23%
United States Cellular Corp	1.06%
Northern Oil & Gas Inc	1.03%
Tidewater Inc	1.02%
Popular Inc	1.01%
Tenet Healthcare Corp	0.98%
Federal Agricultural Mortgage Corp Class C	0.96%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Weatherford International PLC	1.78%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.51%
Moog Inc Class A	1.34%
Vontier Corp	1.23%
United States Cellular Corp	1.06%
Northern Oil & Gas Inc	1.03%
Tidewater Inc	1.02%
Popular Inc	1.01%
Tenet Healthcare Corp	0.98%
Federal Agricultural Mortgage Corp Class C	0.96%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069806 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$109.00	1.09%

Expenses Paid, Amount	$ 109.00
Expense Ratio, Percent	1.09%
Net Assets	$ 463,000,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$463M
Total number of portfolio holdings	441
Total advisory fee paid	$1.6M
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Weatherford International PLC	1.78%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.51%
Moog Inc Class A	1.34%
Vontier Corp	1.23%
United States Cellular Corp	1.06%
Northern Oil & Gas Inc	1.03%
Tidewater Inc	1.02%
Popular Inc	1.01%
Tenet Healthcare Corp	0.98%
Federal Agricultural Mortgage Corp Class C	0.96%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Weatherford International PLC	1.78%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.51%
Moog Inc Class A	1.34%
Vontier Corp	1.23%
United States Cellular Corp	1.06%
Northern Oil & Gas Inc	1.03%
Tidewater Inc	1.02%
Popular Inc	1.01%
Tenet Healthcare Corp	0.98%
Federal Agricultural Mortgage Corp Class C	0.96%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000159791 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$84.00	0.84%

Expenses Paid, Amount	$ 84.00
Expense Ratio, Percent	0.84%
Net Assets	$ 134,000,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$134M
Total number of portfolio holdings	180
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.16%
PTC Inc	1.43%
ICON PLC	1.37%
Element Solutions Inc	1.28%
Stifel Financial Corp	1.25%
Verra Mobility Corp	1.23%
ICF International Inc	1.22%
SS&C Technologies Holdings Inc	1.20%
KBR Inc	1.19%
Baldwin Insurance Group Inc	1.18%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.16%
PTC Inc	1.43%
ICON PLC	1.37%
Element Solutions Inc	1.28%
Stifel Financial Corp	1.25%
Verra Mobility Corp	1.23%
ICF International Inc	1.22%
SS&C Technologies Holdings Inc	1.20%
KBR Inc	1.19%
Baldwin Insurance Group Inc	1.18%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069818 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Investor Class
Trading Symbol	MXISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600® Index Fund (Investor Class/MXISX)	$56.00	0.56%

Expenses Paid, Amount	$ 56.00
Expense Ratio, Percent	0.56%
Net Assets	$ 1,106,000,000
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,106M
Total number of portfolio holdings	606
Total advisory fee paid	$0.9M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000095778 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Class L
Trading Symbol	MXNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600® Index Fund (Class L/MXNSX)	$81.00	0.81%

Expenses Paid, Amount	$ 81.00
Expense Ratio, Percent	0.81%
Net Assets	$ 1,106,000,000
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,106M
Total number of portfolio holdings	606
Total advisory fee paid	$0.9M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155767 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Institutional Class
Trading Symbol	MXERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600® Index Fund (Institutional Class/MXERX)	$21.00	0.21%

Expenses Paid, Amount	$ 21.00
Expense Ratio, Percent	0.21%
Net Assets	$ 1,106,000,000
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,106M
Total number of portfolio holdings	606
Total advisory fee paid	$0.9M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000159789 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$119.00	1.19%

Expenses Paid, Amount	$ 119.00
Expense Ratio, Percent	1.19%
Net Assets	$ 134,000,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$134M
Total number of portfolio holdings	180
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.16%
PTC Inc	1.43%
ICON PLC	1.37%
Element Solutions Inc	1.28%
Stifel Financial Corp	1.25%
Verra Mobility Corp	1.23%
ICF International Inc	1.22%
SS&C Technologies Holdings Inc	1.20%
KBR Inc	1.19%
Baldwin Insurance Group Inc	1.18%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.16%
PTC Inc	1.43%
ICON PLC	1.37%
Element Solutions Inc	1.28%
Stifel Financial Corp	1.25%
Verra Mobility Corp	1.23%
ICF International Inc	1.22%
SS&C Technologies Holdings Inc	1.20%
KBR Inc	1.19%
Baldwin Insurance Group Inc	1.18%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.